Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Income Taxes [line items]
Income tax expense	$ 1,928	$ 2,350	[1]	$ 1,932	[1]
Effective tax rate	18.60%	28.60%		100.40%
Benefit from a reorganization which resulted in the utilization of current year and carry forward interests	$ 350

[1]	Amended to conform to 2022 presentation.